CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) AND COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) AND COMPREHENSIVE EARNINGS (LOSS)
Revenue	$ 454,556	$ 177,933
Cost of sales	303,927	125,080
Earnings from mine operations	150,629	52,853
Corporate administrative costs	15,788	18,816
Operating earnings	134,841	34,037
Interest and finance expense	(66,926)	(30,655)
Interest and finance income	2,728	527
Foreign exchange gain (loss)	(46)	667
Loss on financial instruments at fair value	(17,113)	(26,430)
Earnings (loss) before taxes	53,484	(21,854)
Current income tax expense	(4,196)	(1,621)
Deferred income tax (expense) recovery	(12,668)	7,022
Net earnings (loss) for the year	36,620	(16,453)
Items that will not be reclassified to earnings or loss:
Change in fair value attributable to change in credit risk of financial instruments designated at fair value through profit or loss	5,543
Comprehensive earnings (loss) for the year	$ 42,163	$ (16,453)
Earnings (loss) per common share
Basic (in dollar per share)	$ 0.20	$ (0.09)
Diluted (in dollar per share)	$ 0.20	$ (0.09)
Weighted average number of common shares outstanding
Basic (in dollar per share)	182,905,004	181,208,295
Diluted (in dollar per share)	183,881,917	181,208,295